Property, Plant and Equipment (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment (Textual) [Abstract]
Accumulated depreciation	$ 174.3	$ 123.4
Depreciation expense	$ 60.3	$ 56.7	$ 44.0